UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02333

New Perspective Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Vincent P. Corti
New Perspective Fund, Inc.
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

New Perspective Fund®

[photo of a drop of water on a leaf]

Semi-annual report for the six months ended March 31, 2012

New Perspective Fund seeks to provide long-term growth of capital. Future income is a secondary objective.

This fund is one of the American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2012:

Class A shares	1 year	5 years	10 years
Reflecting 5.75% maximum sales charge	–4.89%	1.71%	6.61%

The total annual fund operating expense ratio was 0.77% for Class A shares as of the prospectus dated December 1, 2011.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. See americanfunds.com for more information.

Results for other share classes can be found on page 4.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

[photo of a drop of water on a leaf]

Fellow investors:

For the six months ended March 31, 2012, New Perspective Fund gained 20.9% for those who reinvested the 28.5 cents per share dividend paid in December 2011. This return exceeded the 20.2% increase recorded by the unmanaged MSCI All Country World (ACWI) Index, which measures returns for stock markets in 45 countries and is New Perspective Fund’s primary benchmark.

The All Country World Index became the fund’s primary benchmark at the end of the most recent fiscal year, taking the place of the MSCI World Index. The fund’s investment professionals believe that it more accurately reflects the universe of companies in which New Perspective is looking to invest.

Market strength far and wide

A variety of factors were behind the market recovery that saw indexes in most countries tally double-digit gains during the six months. In the United States,* improving employment numbers, rising consumer confidence and solid corporate earnings data helped markets rise 26.1%.

Strength in Europe (16.8%) centered on investors’ favorable view of the European Central Bank’s efforts to stabilize the continent’s banking system.

*Unless otherwise indicated, country and region returns are based on MSCI indexes and measured in U.S. dollars with gross dividends reinvested.

[Begin Sidebar]
Results at a glance
For periods ended March 31, 2012, with all distributions reinvested

	Total returns		Average annual total returns
					Lifetime
	6 months	1 year	5 years	10 years	(since 3/13/73)
New Perspective Fund
(Class A shares)	20.9%	0.9%	2.9%	7.2%	12.4%
MSCI indexes*:
All Country World Index	20.2	–0.2	0.3	5.9	—	†
World Index	20.3	1.1	–0.1	5.3	9.1
USA Index	26.1	8.6	2.2	4.2	9.8
Lipper Global Funds Average	19.8	–1.3	–0.1	5.1	10.9

*The indexes are unmanaged and, therefore, have no expenses.
† The MSCI All Country World Index began operations on December 31, 1987.
[End Sidebar]

In Japan (7.1%), a weakening yen helped the economy by making exporters’ products relatively more affordable to purchasers outside the country, yet this currency effect curtailed returns for dollar-based investors. The inverse was true for export-heavy economies including Australia (17.2%) and Canada (12.1%), whose currencies both strengthened relative to the U.S. dollar despite lower rates of growth in emerging economies that utilize many of those exports. It’s important to note, however, that the U.S. remains Canada’s largest trade partner.

A continuing emphasis on companies

Our company-by-company approach continues to result in a highly diverse portfolio. For example, among the fund’s 20 largest holdings, eight of the 10 industry groups that make up the market indexes were represented. And while modern commerce makes a company’s country of domicile less important than it once was, the fact that nine different nations are represented among these holdings underscores our global perspective.

This research-based, global approach often leads us to invest in firms that we believe can fare well despite geographic or industry headwinds. For example, despite Europe’s woes, Danish pharmaceutical manufacturer Novo Nordisk (39.3%), the fund’s largest holding, has done well because it is an industry leader in diabetes care with exposure to multiple end markets that have favorable growth prospects. It has also benefited from the launch of an innovative blockbuster drug, Victoza.

Similarly, product innovation has enabled Apple (57.3%) to buck widespread economic weakness to post excellent returns, while improved management and merchandising helped Home Depot (53.1%) thrive even as the U.S. housing market continues to struggle. Other top 20 holdings recording sizable gains during the period included Dutch semiconductor producer ASML (44.3%), French beverage giant Pernod Ricard (33.4%), British luxury goods manufacturer Burberry (32.3%), South African media company Naspers (29.8%), American Express (28.9%), Taiwan Semiconductor (28.6%), Texas Instruments (26.1%), Google (24.7%), Schneider Electric (21.4%) and insurer Ace Limited (20.8%).

British American Tobacco (18.9%), Nestlé (14.5%) and Mexican telecom giant América Móvil (12.5%) notched solid numbers, but trailed the broader market, while Oracle (1.5%) was relatively flat. Among the top 20, only Newmont Mining (–18.5%), Barrick Gold (–6.8%) and Amazon.com (–6.4%) finished in negative territory.

Economic sensitivity influences industry results

The fund also benefited from solid stock selection in sectors that tend to log strong gains during periods of economic optimism and improvement. These included information technology, consumer discretionary, industrials, financials and energy companies.

Less economically sensitive areas of the market including utilities and telecommunication services lagged the broader index, though the fund’s relatively small investments in these areas kept them from being a considerable drag on results.

Optimistic yet wary

Looking ahead, we find reasons to be optimistic in the improved position of many U.S. exporters as well as varied opportunities emanating from the changing global energy picture.

Yet despite progress, the U.S. still faces challenging conditions, and the upcoming presidential election may inject uncertainty into the investing landscape. The European financial system remains vulnerable, leaving many investors skeptical about the recovery. A slowdown in emerging markets economies likewise remains a concern.

With so many macroeconomic variables at work, we believe investors can benefit from a number of investing perspectives. To that end, the fund is managed using the Multiple Portfolio Counselor System.® Under this approach, the portfolio is divided into segments that are independently managed by one of eight portfolio counselors. Each has his or her own take on markets and the economy, and the system allows them to invest according to their viewpoints. Having multiple outlooks simultaneously reflected in the portfolio has helped create a smoother ride and solid results for long-term investors.

We thank you for your continuing commitment to New Perspective Fund.

Sincerely,

/s/ Gina H. Despres

Gina H. Despres
Vice Chairman of the Board

/s/ Robert W. Lovelace

Robert W. Lovelace
President

May 8, 2012

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
We are deeply saddened by the loss of Jon B. Lovelace Jr., chairman emeritus of Capital Research and Management Company, and former chairman of The Capital Group Companies.

Nearly every aspect of the Capital Group bears some stamp of Jon’s leadership and service from 1951–2005. He was one of the principal architects of our Multiple Portfolio Counselor System and a standard-bearer of the Capital Group’s mission to serve investors.

An early proponent of international investing, Jon founded New Perspective Fund and served as its president from 1972–1994, and one of its portfolio counselors from 1973–1994.

Though he never sought the spotlight, his accomplishments in life, work and philanthropy will long be remembered.
[End Sidebar]

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2012:
			10 years/
	1 year	5 years	Life of class1
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	–4.84%	1.80%	6.59%
Not reflecting CDSC	0.16	2.14	6.59

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–0.89	2.09	6.37
Not reflecting CDSC	0.11	2.09	6.37

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	0.87	2.89	7.21

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	1.13	—	4.34

Class 529-A shares4
Reflecting 5.75% maximum sales charge	–4.94	1.64	6.54
Not reflecting maximum sales charge	0.84	2.85	7.17

Class 529-B shares2,4
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–4.97	1.68	6.45
Not reflecting CDSC	0.03	2.02	6.45

Class 529-C shares4
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–0.95	2.03	6.30
Not reflecting CDSC	0.05	2.03	6.30

Class 529-E shares3,4	0.56	2.55	6.84

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	1.07	3.06	10.27

1Applicable to Class F-2 and 529-F-1 shares only. All other share classes reflect 10-year results.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. See americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Summary investment portfolio   March 31, 2012
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	(percent of net assets)
Consumer discretionary	15.12%
Information technology	13.77
Health care	13.24
Consumer staples	12.00
Financials	9.47
Other securities	0.12
Other industries	30.12
Short-term securities & other assets less liabilities	6.16
[end pie chart]

(percent
of net
Country diversification	assets)
United States	41.7%
Euro zone*	14.4
United Kingdom	7.9
Switzerland	4.6
Denmark	4.5
Japan	4.5
Canada	3.5
South Africa	2.7
Mexico	1.8
Other countries	8.2
Short-term securities & other assets less liabilities	6.2

*Countries using the euro as a common currency; those represented in the fund's portfolio are Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands and Spain.

			Percent
		Value	of net
Common stocks - 93.72%	Shares	(000)	assets

Consumer discretionary - 15.12%
Amazon.com, Inc. (1)	3,554,000	$719,721	1.65%
Home Depot, Inc.	12,100,000	608,751	1.39
Naspers Ltd., Class N	8,905,100	500,339	1.15
Burberry Group PLC	18,497,991	442,925	1.02
priceline.com Inc. (1)	501,000	359,467	.82
Starbucks Corp.	5,500,000	307,395	.70
Hyundai Mobis Co., Ltd.	1,175,824	297,316	.68
Honda Motor Co., Ltd.	7,625,000	289,726	.66
adidas AG	3,685,478	287,743	.66
Las Vegas Sands Corp.	4,950,000	284,971	.65
Other securities		2,507,469	5.74
		6,605,823	15.12

Information technology - 13.77%
Apple Inc. (1)	1,744,000	1,045,476	2.39
Google Inc., Class A (1)	1,004,000	643,805	1.47
Oracle Corp.	17,186,100	501,147	1.15
Texas Instruments Inc.	14,380,062	483,314	1.11
Taiwan Semiconductor Manufacturing Co. Ltd.	130,368,994	375,013
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,500,000	99,320	1.09
ASML Holding NV	6,049,444	302,394
ASML Holding NV (New York registered)	3,331,000	167,016	1.07
EMC Corp. (1)	12,377,000	369,825	.85
Samsung Electronics Co. Ltd.	250,500	281,883	.64
Other securities		1,748,622	4.00
		6,017,815	13.77

Health care - 13.24%
Novo Nordisk A/S, Class B	14,068,600	1,947,844	4.46
Baxter International Inc.	7,150,000	427,427	.98
Merck & Co., Inc.	10,427,573	400,419	.91
Bayer AG	4,610,860	324,325	.74
Novartis AG	5,743,000	317,847	.73
Regeneron Pharmaceuticals, Inc. (1)	2,310,000	269,392	.62
Other securities		2,098,057	4.80
		5,785,311	13.24

Consumer staples - 12.00%
British American Tobacco PLC	12,044,500	606,949	1.39
Nestlé SA	8,333,000	524,332	1.20
Pernod Ricard SA	4,193,600	438,492	1.00
Anheuser-Busch InBev NV	5,844,050	426,967	.98
Philip Morris International Inc.	4,497,500	398,523	.91
SABMiller PLC	9,894,008	397,140	.91
Shoprite Holdings Ltd.	21,334,926	381,865	.87
Unilever NV, depository receipts	10,245,000	348,631	.80
Other securities		1,720,019	3.94
		5,242,918	12.00

Financials - 9.47%
ACE Ltd.	6,354,000	465,113	1.06
American Express Co.	7,500,000	433,950	.99
Citigroup Inc.	11,016,500	402,653	.92
Prudential PLC	26,986,141	322,653	.74
Bank of Nova Scotia	5,320,000	298,042	.68
Other securities		2,215,853	5.08
		4,138,264	9.47

Industrials - 9.14%
Schneider Electric SA	6,626,348	432,952	.99
United Technologies Corp.	3,970,000	329,272	.75
General Electric Co.	14,300,000	287,001	.66
Delta Air Lines, Inc. (1)	27,400,000	271,534	.62
United Continental Holdings, Inc. (1)	12,380,000	266,170	.61
Other securities		2,408,896	5.51
		3,995,825	9.14

Materials - 8.18%
Newmont Mining Corp.	10,398,000	533,105	1.22
Barrick Gold Corp.	11,000,000	478,280	1.09
Linde AG	2,030,400	364,354	.83
Other securities		2,200,175	5.04
		3,575,914	8.18

Telecommunication services - 2.40%
América Móvil, SAB de CV, Series L (ADR)	20,633,896	512,340
América Móvil, SAB de CV, Series L	71,820,000	89,426	1.38
Other securities		446,240	1.02
		1,048,006	2.40

Other - 7.01%
Other securities		3,064,432	7.01

Miscellaneous - 3.39%
Other common stocks in initial period of acquisition		1,479,335	3.39

Total common stocks (cost: $27,529,801,000)		40,953,643	93.72

			Percent
		Value	of net
Convertible securities - 0.01%		(000)	assets

Miscellaneous - 0.01%
Other convertible securities in initial period of acquisition		2,826	.01

Total convertible securities (cost: $2,707,000)		2,826	.01

	Principal		Percent
	amount	Value	of net
Bonds & notes - 0.11%	(000)	(000)	assets

Bonds & notes of U.S. government agencies - 0.11%
Freddie Mac 1.25% 2012	50,000	50,046	.11

Total bonds & notes (cost: $50,046,000)		50,046	.11

	Principal		Percent
	amount	Value	of net
Short-term securities - 6.08%	(000)	(000)	assets

Freddie Mac 0.07%-0.17% due 5/16/2012-1/9/2013	$474,320	$474,083	1.08
Fannie Mae 0.07%-0.23% due 4/17-11/19/2012	448,425	448,180	1.03
Federal Home Loan Bank 0.06%-0.21% due 4/13-11/21/2012	358,850	358,769	.82
U.S. Treasury Bills 0.046%-0.185% due 4/19-9/13/2012	347,850	347,733	.80
Nestlé Finance International Ltd. 0.16% due 6/11/2012	50,000	49,991	.12
Other securities		977,659	2.23

Total short-term securities (cost: $2,656,395,000)		2,656,415	6.08

Total investment securities (cost: $30,238,949,000)		43,662,930	99.92
Other assets less liabilities		35,923	.08

Net assets		$43,698,853	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $52,736,000, which represented .12% of the net assets of the fund. Some securities included in "Other securities" (with an aggregate value of $750,218,000, which represented 1.72% of the net assets of the fund) were acquired in transactions exempt from registration under section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. "Other securities" also includes one security (with an aggregate value of $20,153,000, which represented .05% of the net assets of the fund) acquired through a private placement transaction on 2/18/2011, which may subject it to legal or contractual restrictions on resale.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's holdings in affiliated companies is included in "Other securities" under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended March 31, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2012 (000)
Michael Page International PLC	16,800,000	-	-	16,800,000	$-	$128,984
AMR Corporation (2)	20,000,000	-	20,000,000	-	-	-
					$-	$128,984

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Unaffiliated issuer at 3/31/2012.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2012	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $30,121,333)	$43,533,946
Affiliated issuer (cost: $117,616)	128,984	$43,662,930
Cash denominated in currencies other than U.S. dollars
(cost: $5,294)		5,294
Cash		773
Receivables for:
Sales of investments	$58,144
Sales of fund's shares	32,527
Dividends and interest	94,815	185,486
		43,854,483
Liabilities:
Payables for:
Purchases of investments	64,938
Repurchases of fund's shares	56,731
Investment advisory services	14,263
Services provided by related parties	15,819
Directors' deferred compensation	3,252
Other	627	155,630
Net assets at March 31, 2012		$43,698,853

Net assets consist of:
Capital paid in on shares of capital stock		$31,854,738
Undistributed net investment income		116,515
Accumulated net realized loss		(1,696,316)
Net unrealized appreciation		13,423,916
Net assets at March 31, 2012		$43,698,853

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 3,000,000 shares, $.001 par value (1,472,810 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$30,655,431	1,030,537	$29.75
Class B	469,134	15,965	29.39
Class C	1,292,837	44,604	28.98
Class F-1	1,141,381	38,555	29.60
Class F-2	599,400	20,166	29.72
Class 529-A	1,121,106	37,994	29.51
Class 529-B	61,120	2,094	29.19
Class 529-C	267,323	9,213	29.02
Class 529-E	58,556	2,000	29.28
Class 529-F-1	34,684	1,177	29.46
Class R-1	84,008	2,916	28.81
Class R-2	557,978	19,237	29.00
Class R-3	1,263,370	43,181	29.26
Class R-4	1,280,375	43,465	29.46
Class R-5	1,242,025	41,774	29.73
Class R-6	3,570,125	119,932	29.77

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2012	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $20,504)	$331,615
Interest	2,411	$334,026

Fees and expenses*:
Investment advisory services	79,750
Distribution services	53,059
Transfer agent services	28,620
Administrative services	3,557
Reports to shareholders	1,367
Registration statement and prospectus	273
Directors' compensation	451
Auditing and legal	47
Custodian	1,611
State and local taxes	335
Other	870	169,940
Net investment income		164,086

Net realized loss and unrealized appreciation
on investments and currency:
Net realized loss on:
Investments (includes $154,105 net loss from affiliate)	(165,857)
Currency transactions	(2,708)	(168,565)
Net unrealized appreciation on:
Investments	7,715,674
Currency translations	885	7,716,559
Net realized loss and unrealized appreciation
on investments and currency		7,547,994

Net increase in net assets resulting from operations		$7,712,080

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)

	Six months ended March 31, 2012*	Year ended September 30, 2011
Operations:
Net investment income	$164,086	$448,660
Net realized (loss) gain on investments and currency transactions	(168,565)	1,666,755
Net unrealized appreciation (depreciation) on investments and currency translations	7,716,559	(4,041,903)
Net increase (decrease) in net assets resulting from operations	7,712,080	(1,926,488)

Dividends paid to shareholders from net investment income	(413,167)	(448,045)

Net capital share transactions	(1,517,183)	(2,507,225)

Total increase (decrease) in net assets	5,781,730	(4,881,758)

Net assets:
Beginning of period	37,917,123	42,798,881
End of period (including undistributed
net investment income: $116,515 and $365,596, respectively)	$43,698,853	$37,917,123

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
           unaudited

1.	Organization

New Perspective Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Future income is a secondary objective. Shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in 2012; however, the fund reserves the right to delay the implementation.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of directors as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”)  rules and guidance, to consider relevant principles and factors when making fair value determinations.  The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

Investment securities:	Level 1(*)	Level 2	Level 3	Total
Common stocks:
Consumer discretionary	$6,605,823	$-	$-	$6,605,823
Information technology	5,997,662	20,153	-	6,017,815
Health care	5,785,311	-	-	5,785,311
Consumer staples	5,242,918	-	-	5,242,918
Financials	4,138,264	-	-	4,138,264
Industrials	3,995,825	-	-	3,995,825
Materials	3,543,331	32,583	-	3,575,914
Telecommunication services	1,048,006	-	-	1,048,006
Other securities	3,064,432	-	-	3,064,432
Miscellaneous	1,479,335	-	-	1,479,335
Convertible securities	-	2,826	-	2,826
Bonds & notes	-	50,046	-	50,046
Short-term securities	-	2,656,415	-	2,656,415
Total	$40,900,907	$2,762,023	$-	$43,662,930

*Securities with a market value of $18,256,167,000, which represented 41.78% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging market countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007, by state tax authorities for tax years before 2006 and by tax authorities outside the U.S. for tax years before 2005.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2011, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$410,309
Post-October currency loss deferrals (realized during the period November 1, 2010, through September 30, 2011)*	(4,405)
Capital loss carryforward expiring 2018†	(1,533,700)
*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after September 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$14,542,423
Gross unrealized depreciation on investment securities	(1,135,380)
Net unrealized appreciation on investment securities	13,407,043
Cost of investment securities	30,255,887

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2012	Year ended September 30, 2011
Class A	$299,680	$337,429
Class B	125	1,203
Class C	2,117	4,549
Class F-1	10,596	10,760
Class F-2	7,118	5,897
Class 529-A	10,161	9,960
Class 529-B	-	75
Class 529-C	525	726
Class 529-E	397	408
Class 529-F-1	377	269
Class R-1	231	293
Class R-2	1,204	1,868
Class R-3	8,484	9,271
Class R-4	12,022	12,047
Class R-5	15,623	16,196
Class R-6	44,507	37,094
Total	$413,167	$448,045

6.	Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.360% on such assets in excess of $55 billion. For the six months ended March 31, 2012, the investment advisory services fee was $79,750,000, which was equivalent to an annualized rate of 0.390% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, [ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of March 31, 2012, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period October 1, 2011, through December 31, 2011, only Class A and B shares were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to Class C, F, R and 529 shares through the fees paid by the fund to CRMC under the fund’s administrative services agreement with CRMC as described in the administrative services section below; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include Class C, F, R and 529 shares and payment for transfer agent services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services expenses for some classes may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes.

For the six months ended March 31, 2012, the total transfer agent services fee paid under these agreements was $28,620,000, of which $26,813,000 was paid by the fund to AFS and $1,807,000 was paid by the fund to CRMC through its administrative services agreement with the fund. Amounts paid to CRMC by the fund were then paid by CRMC to AFS and other third parties.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, R and 529 shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period October 1, 2011, through December 31, 2011, the agreement applied only to Class C, F, R and 529 shares. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) of their respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include Class A shares. Under the revised agreement, Class A shares pay an annual fee of 0.01% and Class C, F, R and 529 shares pay an annual fee of 0.05% of their respective average daily net assets to CRMC for administrative services. Fees for transfer agent services are no longer included as part of the administrative services fee paid by the fund to CRMC.

For the six months ended March 31, 2012, total fees paid to CRMC for performing administrative services were $3,557,000.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended March 31, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$33,640	$22,970	$737	Not applicable
Class B	2,462	395	Not applicable	Not applicable
Class C	6,227	922	272	Not applicable
Class F-1	1,293	579	239	Not applicable
Class F-2	Not applicable	247	134	Not applicable
Class 529-A	1,086	550	224	$509
Class 529-B	313	43	14	31
Class 529-C	1,211	145	54	122
Class 529-E	135	21	13	27
Class 529-F-1	-	16	7	15
Class R-1	376	40	20	Not applicable
Class R-2	1,959	980	135	Not applicable
Class R-3	2,912	895	305	Not applicable
Class R-4	1,445	551	306	Not applicable
Class R-5	Not applicable	263	289	Not applicable
Class R-6	Not applicable	3	808	Not applicable
Total class-specific expenses	$53,059	$28,620	$3,557	$704

Directors’ deferred compensation – Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $451,000, shown on the accompanying financial statements, includes $224,000 in current fees (either paid in cash or deferred) and a net increase of $227,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2012
Class A	$848,537	30,926	$289,683	11,057	$(2,524,293)	(92,361)	$(1,386,073)	(50,378)
Class B	3,771	140	124	5	(133,472)	(4,960)	(129,577)	(4,815)
Class C	57,207	2,136	2,057	80	(186,134)	(6,990)	(126,870)	(4,774)
Class F-1	164,625	6,020	10,414	400	(164,824)	(6,074)	10,215	346
Class F-2	78,530	2,821	6,147	235	(90,809)	(3,287)	(6,132)	(231)
Class 529-A	80,942	2,981	10,157	391	(61,856)	(2,282)	29,243	1,090
Class 529-B	784	30	-	-	(14,962)	(561)	(14,178)	(531)
Class 529-C	21,747	814	525	21	(19,082)	(719)	3,190	116
Class 529-E	3,573	134	396	15	(3,953)	(147)	16	2
Class 529-F-1	6,387	237	376	14	(3,286)	(121)	3,477	130
Class R-1	11,966	451	230	9	(8,794)	(336)	3,402	124
Class R-2	64,102	2,393	1,203	47	(95,105)	(3,569)	(29,800)	(1,129)
Class R-3	135,121	5,014	8,477	329	(158,290)	(5,896)	(14,692)	(553)
Class R-4	151,092	5,589	12,018	463	(127,885)	(4,742)	35,225	1,310
Class R-5	150,214	5,566	15,592	596	(166,131)	(6,025)	(325)	137
Class R-6	296,160	10,825	44,506	1,699	(234,970)	(8,660)	105,696	3,864
Total net increase (decrease)	$2,074,758	76,077	$401,905	15,361	$(3,993,846)	(146,730)	$(1,517,183)	(55,292)

Year ended September 30, 2011
Class A	$2,274,256	79,513	$324,136	11,381	$(5,533,339)	(193,873)	$(2,934,947)	(102,979)
Class B	18,106	641	1,181	42	(265,370)	(9,466)	(246,083)	(8,783)
Class C	165,681	5,939	4,379	158	(310,677)	(11,205)	(140,617)	(5,108)
Class F-1	340,765	11,955	10,205	360	(339,038)	(12,027)	11,932	288
Class F-2	280,239	9,781	4,667	164	(119,732)	(4,239)	165,174	5,706
Class 529-A	163,695	5,768	9,957	352	(107,506)	(3,796)	66,146	2,324
Class 529-B	2,285	82	75	3	(28,721)	(1,032)	(26,361)	(947)
Class 529-C	39,624	1,421	726	26	(31,636)	(1,140)	8,714	307
Class 529-E	7,286	259	408	14	(6,019)	(213)	1,675	60
Class 529-F-1	12,939	454	269	10	(4,949)	(178)	8,259	286
Class R-1	22,071	799	292	11	(19,526)	(711)	2,837	99
Class R-2	141,231	5,069	1,866	67	(183,870)	(6,603)	(40,773)	(1,467)
Class R-3	289,904	10,300	9,268	330	(319,347)	(11,353)	(20,175)	(723)
Class R-4	314,593	11,085	12,042	427	(250,910)	(8,842)	75,725	2,670
Class R-5	319,686	11,223	16,166	568	(477,040)	(16,844)	(141,188)	(5,053)
Class R-6	1,070,499	37,375	37,094	1,302	(405,136)	(14,168)	702,457	24,509
Total net increase (decrease)	$5,462,860	191,664	$432,731	15,215	$(8,402,816)	(295,690)	$(2,507,225)	(88,811)

* Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,142,447,000 and $4,199,210,000, respectively, during the six months ended March 31, 2012.

Financial highlights

			Income (loss) from investment operations(1)			Dividends and distributions
		Net asset value, beginning of period	Net investment income (loss)(2)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income (loss) to average net assets(2)(4)

Class A:	Six months ended 3/31/2012(5)(6)	$24.88	$.11	$5.05	$5.16	$(.29)	$-	$(.29)	$29.75	20.87%	$30,656	.81	%(7)	.81	%(7)	.82	%(7)
	Year ended 9/30/2011	26.54	.29	(1.66)	(1.37)	(.29)	-	(.29)	24.88	(5.30)	26,896	.77		.77		1.02
	Year ended 9/30/2010	24.63	.29	1.93	2.22	(.31)	-	(.31)	26.54	9.05	31,425	.79		.79		1.14
	Year ended 9/30/2009	26.30	.31	.15	.46	(.55)	(1.58)	(2.13)	24.63	4.66	31,925	.85		.84		1.54
	Year ended 9/30/2008	36.83	.69	(8.27)	(7.58)	(.68)	(2.27)	(2.95)	26.30	(22.51)	36,398	.75		.71		2.14
	Year ended 9/30/2007	31.73	.48	7.18	7.66	(.50)	(2.06)	(2.56)	36.83	25.46	49,213	.74		.70		1.44

Class B:	Six months ended 3/31/2012(5)(6)	24.42	_(8)	4.98	4.98	(.01)	-	(.01)	29.39	20.38	469	1.57	(7)	1.57	(7)	.01	(7)
	Year ended 9/30/2011	26.02	.07	(1.63)	(1.56)	(.04)	-	(.04)	24.42	(6.00)	507	1.54		1.54		.24
	Year ended 9/30/2010	24.15	.08	1.91	1.99	(.12)	-	(.12)	26.02	8.25	769	1.55		1.55		.34
	Year ended 9/30/2009	25.70	.15	.18	.33	(.30)	(1.58)	(1.88)	24.15	3.85	1,031	1.60		1.59		.78
	Year ended 9/30/2008	36.06	.44	(8.12)	(7.68)	(.41)	(2.27)	(2.68)	25.70	(23.11)	1,361	1.51		1.47		1.38
	Year ended 9/30/2007	31.12	.22	7.04	7.26	(.26)	(2.06)	(2.32)	36.06	24.55	2,057	1.50		1.47		.68

Class C:	Six months ended 3/31/2012(5)(6)	24.12	_(8)	4.91	4.91	(.05)	-	(.05)	28.98	20.36	1,293	1.60	(7)	1.60	(7)	.02	(7)
	Year ended 9/30/2011	25.76	.06	(1.62)	(1.56)	(.08)	-	(.08)	24.12	(6.08)	1,191	1.58		1.58		.22
	Year ended 9/30/2010	23.95	.08	1.88	1.96	(.15)	-	(.15)	25.76	8.19	1,404	1.59		1.59		.34
	Year ended 9/30/2009	25.52	.15	.17	.32	(.31)	(1.58)	(1.89)	23.95	3.85	1,365	1.62		1.61		.77
	Year ended 9/30/2008	35.84	.42	(8.06)	(7.64)	(.41)	(2.27)	(2.68)	25.52	(23.14)	1,554	1.55		1.51		1.33
	Year ended 9/30/2007	30.96	.21	6.99	7.20	(.26)	(2.06)	(2.32)	35.84	24.47	2,022	1.56		1.52		.63

Class F-1:	Six months ended 3/31/2012(5)(6)	24.76	.11	5.01	5.12	(.28)	-	(.28)	29.60	20.84	1,141	.82	(7)	.82	(7)	.83	(7)
	Year ended 9/30/2011	26.42	.28	(1.65)	(1.37)	(.29)	-	(.29)	24.76	(5.34)	946	.81		.81		1.00
	Year ended 9/30/2010	24.53	.28	1.92	2.20	(.31)	-	(.31)	26.42	9.04	1,002	.81		.81		1.13
	Year ended 9/30/2009	26.20	.31	.15	.46	(.55)	(1.58)	(2.13)	24.53	4.67	924	.83		.82		1.55
	Year ended 9/30/2008	36.71	.68	(8.24)	(7.56)	(.68)	(2.27)	(2.95)	26.20	(22.53)	1,034	.76		.72		2.12
	Year ended 9/30/2007	31.64	.48	7.15	7.63	(.50)	(2.06)	(2.56)	36.71	25.49	1,215	.75		.71		1.44

Class F-2:	Six months ended 3/31/2012(5)(6)	24.90	.15	5.03	5.18	(.36)	-	(.36)	29.72	21.00	600	.55	(7)	.55	(7)	1.08	(7)
	Year ended 9/30/2011	26.57	.36	(1.67)	(1.31)	(.36)	-	(.36)	24.90	(5.10)	508	.55		.55		1.28
	Year ended 9/30/2010	24.67	.36	1.92	2.28	(.38)	-	(.38)	26.57	9.32	390	.55		.55		1.42
	Year ended 9/30/2009	26.31	.28	.25	.53	(.59)	(1.58)	(2.17)	24.67	4.97	282	.58		.57		1.29
	Period from 8/1/2008 to 9/30/2008(5)	29.67	.08	(3.44)	(3.36)	-	-	-	26.31	(11.32)	22	.09		.08		.32

Class 529-A:	Six months ended 3/31/2012(5)(6)	24.68	.10	5.00	5.10	(.27)	-	(.27)	29.51	20.83	1,121	.88	(7)	.88	(7)	.77	(7)
	Year ended 9/30/2011	26.35	.27	(1.66)	(1.39)	(.28)	-	(.28)	24.68	(5.40)	911	.85		.85		.96
	Year ended 9/30/2010	24.46	.27	1.92	2.19	(.30)	-	(.30)	26.35	9.01	911	.85		.85		1.10
	Year ended 9/30/2009	26.14	.30	.15	.45	(.55)	(1.58)	(2.13)	24.46	4.62	788	.89		.88		1.50
	Year ended 9/30/2008	36.63	.66	(8.22)	(7.56)	(.66)	(2.27)	(2.93)	26.14	(22.57)	737	.82		.78		2.07
	Year ended 9/30/2007	31.59	.46	7.13	7.59	(.49)	(2.06)	(2.55)	36.63	25.38	862	.82		.78		1.38

Class 529-B:	Six months ended 3/31/2012(5)(6)	24.26	(.01)	4.94	4.93	-	-	-	29.19	20.32	61	1.68	(7)	1.68	(7)	(.09	)(7)
	Year ended 9/30/2011	25.87	.04	(1.63)	(1.59)	(.02)	-	(.02)	24.26	(6.15)	64	1.65		1.65		.13
	Year ended 9/30/2010	24.04	.06	1.89	1.95	(.12)	-	(.12)	25.87	8.14	92	1.65		1.65		.26
	Year ended 9/30/2009	25.64	.14	.16	.30	(.32)	(1.58)	(1.90)	24.04	3.77	109	1.71		1.70		.69
	Year ended 9/30/2008	36.00	.40	(8.10)	(7.70)	(.39)	(2.27)	(2.66)	25.64	(23.20)	110	1.62		1.58		1.26
	Year ended 9/30/2007	31.09	.19	7.02	7.21	(.24)	(2.06)	(2.30)	36.00	24.40	138	1.63		1.59		.57

Class 529-C:	Six months ended 3/31/2012(5)(6)	24.17	_(8)	4.91	4.91	(.06)	-	(.06)	29.02	20.34	267	1.67	(7)	1.67	(7)	(.02	)(7)
	Year ended 9/30/2011	25.82	.05	(1.62)	(1.57)	(.08)	-	(.08)	24.17	(6.11)	220	1.64		1.64		.17
	Year ended 9/30/2010	24.01	.07	1.88	1.95	(.14)	-	(.14)	25.82	8.13	227	1.65		1.65		.30
	Year ended 9/30/2009	25.62	.14	.16	.30	(.33)	(1.58)	(1.91)	24.01	3.77	205	1.70		1.69		.70
	Year ended 9/30/2008	35.98	.40	(8.09)	(7.69)	(.40)	(2.27)	(2.67)	25.62	(23.19)	192	1.62		1.58		1.27
	Year ended 9/30/2007	31.08	.19	7.03	7.22	(.26)	(2.06)	(2.32)	35.98	24.42	228	1.62		1.58		.58

Class 529-E:	Six months ended 3/31/2012(5)(6)	$24.46	$.07	$4.95	$5.02	$(.20)	$-	$(.20)	$29.28	20.62%	$59	1.14	%(7)	1.14	%(7)	.50	%(7)
	Year ended 9/30/2011	26.11	.19	(1.63)	(1.44)	(.21)	-	(.21)	24.46	(5.62)	49	1.13		1.13		.68
	Year ended 9/30/2010	24.26	.20	1.89	2.09	(.24)	-	(.24)	26.11	8.66	51	1.14		1.14		.81
	Year ended 9/30/2009	25.91	.24	.16	.40	(.47)	(1.58)	(2.05)	24.26	4.34	45	1.19		1.18		1.21
	Year ended 9/30/2008	36.34	.57	(8.17)	(7.60)	(.56)	(2.27)	(2.83)	25.91	(22.80)	41	1.11		1.07		1.78
	Year ended 9/30/2007	31.36	.36	7.08	7.44	(.40)	(2.06)	(2.46)	36.34	25.02	50	1.11		1.08		1.09

Class 529-F-1:	Six months ended 3/31/2012(5)(6)	24.68	.14	4.98	5.12	(.34)	-	(.34)	29.46	20.92	35	.66	(7)	.66	(7)	1.00	(7)
	Year ended 9/30/2011	26.34	.35	(1.67)	(1.32)	(.34)	-	(.34)	24.68	(5.18)	26	.64		.64		1.22
	Year ended 9/30/2010	24.44	.33	1.92	2.25	(.35)	-	(.35)	26.34	9.25	20	.64		.64		1.32
	Year ended 9/30/2009	26.15	.34	.14	.48	(.61)	(1.58)	(2.19)	24.44	4.83	15	.69		.68		1.70
	Year ended 9/30/2008	36.64	.73	(8.23)	(7.50)	(.72)	(2.27)	(2.99)	26.15	(22.41)	13	.61		.57		2.27
	Year ended 9/30/2007	31.59	.53	7.13	7.66	(.55)	(2.06)	(2.61)	36.64	25.65	14	.61		.58		1.59

Class R-1:	Six months ended 3/31/2012(5)(6)	24.01	.01	4.87	4.88	(.08)	-	(.08)	28.81	20.38	84	1.57	(7)	1.57	(7)	.09	(7)
	Year ended 9/30/2011	25.66	.07	(1.61)	(1.54)	(.11)	-	(.11)	24.01	(6.06)	67	1.57		1.57		.25
	Year ended 9/30/2010	23.87	.09	1.87	1.96	(.17)	-	(.17)	25.66	8.24	69	1.58		1.58		.39
	Year ended 9/30/2009	25.51	.15	.15	.30	(.36)	(1.58)	(1.94)	23.87	3.84	53	1.61		1.60		.78
	Year ended 9/30/2008	35.83	.42	(8.04)	(7.62)	(.43)	(2.27)	(2.70)	25.51	(23.12)	44	1.54		1.50		1.35
	Year ended 9/30/2007	31.00	.22	6.98	7.20	(.31)	(2.06)	(2.37)	35.83	24.45	49	1.58		1.54		.66

Class R-2:	Six months ended 3/31/2012(5)(6)	24.15	.01	4.90	4.91	(.06)	-	(.06)	29.00	20.37	558	1.58	(7)	1.58	(7)	.05	(7)
	Year ended 9/30/2011	25.79	.07	(1.62)	(1.55)	(.09)	-	(.09)	24.15	(6.07)	492	1.57		1.57		.24
	Year ended 9/30/2010	23.97	.08	1.88	1.96	(.14)	-	(.14)	25.79	8.20	563	1.61		1.61		.33
	Year ended 9/30/2009	25.58	.13	.17	.30	(.33)	(1.58)	(1.91)	23.97	3.77	544	1.71		1.70		.68
	Year ended 9/30/2008	35.93	.41	(8.09)	(7.68)	(.40)	(2.27)	(2.67)	25.58	(23.19)	507	1.59		1.55		1.30
	Year ended 9/30/2007	31.05	.21	7.00	7.21	(.27)	(2.06)	(2.33)	35.93	24.45	644	1.60		1.53		.63

Class R-3:	Six months ended 3/31/2012(5)(6)	24.43	.07	4.96	5.03	(.20)	-	(.20)	29.26	20.68	1,263	1.12	(7)	1.12	(7)	.52	(7)
	Year ended 9/30/2011	26.08	.20	(1.64)	(1.44)	(.21)	-	(.21)	24.43	(5.62)	1,068	1.11		1.11		.70
	Year ended 9/30/2010	24.23	.20	1.90	2.10	(.25)	-	(.25)	26.08	8.71	1,159	1.12		1.12		.82
	Year ended 9/30/2009	25.88	.25	.15	.40	(.47)	(1.58)	(2.05)	24.23	4.36	1,095	1.15		1.14		1.25
	Year ended 9/30/2008	36.30	.57	(8.16)	(7.59)	(.56)	(2.27)	(2.83)	25.88	(22.79)	1,005	1.09		1.05		1.79
	Year ended 9/30/2007	31.33	.36	7.07	7.43	(.40)	(2.06)	(2.46)	36.30	25.03	1,245	1.10		1.06		1.11

Class R-4:	Six months ended 3/31/2012(5)(6)	24.64	.11	4.99	5.10	(.28)	-	(.28)	29.46	20.87	1,280	.81	(7)	.81	(7)	.84	(7)
	Year ended 9/30/2011	26.30	.29	(1.66)	(1.37)	(.29)	-	(.29)	24.64	(5.34)	1,039	.81		.81		1.01
	Year ended 9/30/2010	24.43	.28	1.91	2.19	(.32)	-	(.32)	26.30	9.01	1,039	.81		.81		1.12
	Year ended 9/30/2009	26.12	.31	.14	.45	(.56)	(1.58)	(2.14)	24.43	4.68	905	.83		.82		1.54
	Year ended 9/30/2008	36.59	.67	(8.21)	(7.54)	(.66)	(2.27)	(2.93)	26.12	(22.53)	699	.79		.75		2.09
	Year ended 9/30/2007	31.54	.46	7.13	7.59	(.48)	(2.06)	(2.54)	36.59	25.40	757	.81		.77		1.36

Class R-5:	Six months ended 3/31/2012(5)(6)	24.91	.15	5.04	5.19	(.37)	-	(.37)	29.73	21.03	1,242	.51	(7)	.51	(7)	1.13	(7)
	Year ended 9/30/2011	26.57	.37	(1.66)	(1.29)	(.37)	-	(.37)	24.91	(5.04)	1,037	.51		.51		1.29
	Year ended 9/30/2010	24.66	.32	1.97	2.29	(.38)	-	(.38)	26.57	9.34	1,241	.51		.51		1.29
	Year ended 9/30/2009	26.36	.38	.14	.52	(.64)	(1.58)	(2.22)	24.66	5.00	2,386	.53		.52		1.87
	Year ended 9/30/2008	36.90	.77	(8.28)	(7.51)	(.76)	(2.27)	(3.03)	26.36	(22.30)	2,462	.49		.46		2.38
	Year ended 9/30/2007	31.79	.56	7.18	7.74	(.57)	(2.06)	(2.63)	36.90	25.77	2,920	.51		.47		1.68

Class R-6:	Six months ended 3/31/2012(5)(6)	24.95	.16	5.04	5.20	(.38)	-	(.38)	29.77	21.06	3,570	.46	(7)	.46	(7)	1.19	(7)
	Year ended 9/30/2011	26.61	.40	(1.68)	(1.28)	(.38)	-	(.38)	24.95	(4.99)	2,896	.46		.46		1.38
	Year ended 9/30/2010	24.67	.41	1.89	2.30	(.36)	-	(.36)	26.61	9.40	2,437	.46		.46		1.63
	Period from 5/1/2009 to 9/30/2009(5)	19.28	.17	5.22	5.39	-	-	-	24.67	27.96	450	.21		.21		.76

	Six months ended March 31,	Year ended September 30
	2012(5)(6)	2011	2010	2009	2008	2007

Portfolio turnover rate for all share classes	8%	24%	24%	32%	42%	30%

(1)Based on average shares outstanding.
(2)For the year ended September 30, 2008, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income.  If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.13 and .41 percentage points, respectively.  The impact to the other share classes would have been similar.

(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Based on operations for the period shown and, accordingly, is not representative of a full year.
(6)Unaudited.
(7)Annualized.
(8)Amount less than $.01.

See Notes to Financial Statements

Expense example
   unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2011, through March 31, 2012).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10/1/2011	Ending account value 3/31/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,208.74	$4.47	.81%
Class A -- assumed 5% return	1,000.00	1,020.95	4.09	.81
Class B -- actual return	1,000.00	1,203.84	8.65	1.57
Class B -- assumed 5% return	1,000.00	1,017.15	7.92	1.57
Class C -- actual return	1,000.00	1,203.60	8.81	1.60
Class C -- assumed 5% return	1,000.00	1,017.00	8.07	1.60
Class F-1 -- actual return	1,000.00	1,208.36	4.53	.82
Class F-1 -- assumed 5% return	1,000.00	1,020.90	4.14	.82
Class F-2 -- actual return	1,000.00	1,209.96	3.04	.55
Class F-2 -- assumed 5% return	1,000.00	1,022.25	2.78	.55
Class 529-A -- actual return	1,000.00	1,208.29	4.86	.88
Class 529-A -- assumed 5% return	1,000.00	1,020.60	4.45	.88
Class 529-B -- actual return	1,000.00	1,203.21	9.25	1.68
Class 529-B -- assumed 5% return	1,000.00	1,016.60	8.47	1.68
Class 529-C -- actual return	1,000.00	1,203.37	9.20	1.67
Class 529-C -- assumed 5% return	1,000.00	1,016.65	8.42	1.67
Class 529-E -- actual return	1,000.00	1,206.25	6.29	1.14
Class 529-E -- assumed 5% return	1,000.00	1,019.30	5.76	1.14
Class 529-F-1 -- actual return	1,000.00	1,209.24	3.65	.66
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.70	3.34	.66
Class R-1 -- actual return	1,000.00	1,203.83	8.65	1.57
Class R-1 -- assumed 5% return	1,000.00	1,017.15	7.92	1.57
Class R-2 -- actual return	1,000.00	1,203.67	8.70	1.58
Class R-2 -- assumed 5% return	1,000.00	1,017.10	7.97	1.58
Class R-3 -- actual return	1,000.00	1,206.80	6.18	1.12
Class R-3 -- assumed 5% return	1,000.00	1,019.40	5.65	1.12
Class R-4 -- actual return	1,000.00	1,208.71	4.47	.81
Class R-4 -- assumed 5% return	1,000.00	1,020.95	4.09	.81
Class R-5 -- actual return	1,000.00	1,210.34	2.82	.51
Class R-5 -- assumed 5% return	1,000.00	1,022.45	2.58	.51
Class R-6 -- actual return	1,000.00	1,210.63	2.54	.46
Class R-6 -- assumed 5% return	1,000.00	1,022.70	2.33	.46

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2012. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing long-term growth of capital and secondary objective of future income. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Offices

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, CA 94111-5994

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2012, portfolio of New Perspective Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

New Perspective Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of New Perspective Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1 As of 12/31/11.
2 Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3 Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
Emphasis on current income through bonds
American Funds Mortgage Fund®
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-907-0512P

Litho in USA DD/ALD/8092-S28730

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

New Perspective Fund®
Investment portfolio
March 31, 2012

Common stocks — 93.72%	Shares	Value (000)

CONSUMER DISCRETIONARY — 15.12%
Amazon.com, Inc.1	3,554,000	$719,721
Home Depot, Inc.	12,100,000	608,751
Naspers Ltd., Class N	8,905,100	500,339
Burberry Group PLC	18,497,991	442,925
priceline.com Inc.1	501,000	359,467
Starbucks Corp.	5,500,000	307,395
Hyundai Mobis Co., Ltd.	1,175,824	297,316
Honda Motor Co., Ltd.	7,625,000	289,726
adidas AG	3,685,478	287,743
Las Vegas Sands Corp.	4,950,000	284,971
Toyota Motor Corp.	6,100,000	263,103
Nikon Corp.	8,480,000	257,361
Ford Motor Co.	20,000,000	249,800
H & M Hennes & Mauritz AB, Class B	6,546,000	236,874
Swatch Group Ltd, non-registered shares	370,868	170,705
Swatch Group Ltd	245,770	19,753
Daimler AG	3,142,000	189,452
Time Warner Inc.	3,700,000	139,675
DIRECTV, Class A1	2,775,000	136,918
Industria de Diseño Textil, SA	1,330,000	127,396
Arcos Dorados Holdings Inc., Class A	5,076,000	91,825
Suzuki Motor Corp.	3,360,000	80,255
Walt Disney Co.	1,700,000	74,426
Harman International Industries, Inc.	1,510,000	70,683
McDonald’s Corp.	720,000	70,632
LVMH Moët Hennessey-Louis Vuitton SA	405,000	69,598
BorgWarner Inc.1	800,000	67,472
Bayerische Motoren Werke AG	630,000	56,657
General Motors Co.1	2,000,000	51,300
Christian Dior SA	305,000	46,800
Expedia, Inc.	1,100,000	36,784
		6,605,823

INFORMATION TECHNOLOGY — 13.77%
Apple Inc.1	1,744,000	1,045,476
Google Inc., Class A1	1,004,000	643,805
Oracle Corp.	17,186,100	501,147
Texas Instruments Inc.	14,380,062	483,314
Taiwan Semiconductor Manufacturing Co. Ltd.	130,368,994	375,013
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,500,000	99,320
ASML Holding NV	6,049,444	302,394
ASML Holding NV (New York registered)	3,331,000	167,016
EMC Corp.1	12,377,000	369,825
Samsung Electronics Co. Ltd.	250,500	281,883
Infineon Technologies AG	21,555,000	220,381
International Business Machines Corp.	1,000,000	208,650
Arm Holdings PLC	20,885,500	197,766
Avago Technologies Ltd.	4,640,000	180,821
Microsoft Corp.	5,485,400	176,904
Yahoo! Inc.1	9,754,000	148,456
Amphenol Corp.	2,100,000	125,517
KLA-Tencor Corp.	1,704,997	92,786
Xilinx, Inc.	2,000,000	72,860
Nintendo Co., Ltd.	480,400	72,260
Corning Inc.	4,420,000	62,233
TE Connectivity Ltd.	1,153,125	42,377
SAP AG	599,000	41,830
Canon, Inc.	672,000	31,745
HTC Corp.	1,350,037	27,308
FLIR Systems, Inc.	1,050,000	26,575
Zynga Inc., Class B1,2,3	1,782,010	20,153
		6,017,815

HEALTH CARE — 13.24%
Novo Nordisk A/S, Class B	14,068,600	1,947,844
Baxter International Inc.	7,150,000	427,427
Merck & Co., Inc.	10,427,573	400,419
Bayer AG	4,610,860	324,325
Novartis AG	5,743,000	317,847
Regeneron Pharmaceuticals, Inc.1	2,310,000	269,392
Celgene Corp.1	3,000,000	232,560
Hospira, Inc.1	5,842,000	218,432
Gilead Sciences, Inc.1	4,055,000	198,087
Bristol-Myers Squibb Co.	5,700,000	192,375
UCB SA	4,278,631	184,602
Intuitive Surgical, Inc.1	318,840	172,732
Roche Holding AG	990,000	172,293
Edwards Lifesciences Corp.1	2,125,600	154,595
Sonic Healthcare Ltd.	11,350,000	147,196
Pfizer Inc	5,000,000	113,300
Mindray Medical International Ltd., Class A (ADR)	3,415,000	112,592
AstraZeneca PLC (United Kingdom)	1,850,000	82,233
Allergan, Inc.	800,000	76,344
Cochlear Ltd.	635,000	40,716
		5,785,311

CONSUMER STAPLES — 12.00%
British American Tobacco PLC	12,044,500	606,949
Nestlé SA	8,333,000	524,332
Pernod Ricard SA	4,193,600	438,492
Anheuser-Busch InBev NV	5,844,050	426,967
Philip Morris International Inc.	4,497,500	398,523
SABMiller PLC	9,894,008	397,140
Shoprite Holdings Ltd.	21,334,926	381,865
Unilever NV, depository receipts	10,245,000	348,631
Costco Wholesale Corp.	2,700,000	245,160
PepsiCo, Inc.	3,650,000	242,178
Coca-Cola Co.	2,900,000	214,629
Procter & Gamble Co.	1,900,000	127,699
Coca-Cola Amatil Ltd.	9,500,875	122,723
Wal-Mart de México, SAB de CV, Series V	29,667,984	99,853
Associated British Foods PLC	5,015,000	97,862
Kellogg Co.	1,500,000	80,445
Grupo Modelo, SAB de CV, Series C	11,210,000	78,166
Danone SA	1,043,800	72,808
Colgate-Palmolive Co.	715,000	69,913
Avon Products, Inc.	3,600,000	69,696
Wesfarmers Ltd.	2,100,000	65,302
Wilmar International Ltd.	13,300,000	51,844
Japan Tobacco Inc.	8,400	47,292
Coca-Cola Hellenic Bottling Co. SA	1,800,000	34,449
		5,242,918

FINANCIALS — 9.47%
ACE Ltd.	6,354,000	465,113
American Express Co.	7,500,000	433,950
Citigroup Inc.	11,016,500	402,653
Prudential PLC	26,986,141	322,653
Bank of Nova Scotia	5,320,000	298,042
AIA Group Ltd.	69,537,800	254,760
ICICI Bank Ltd.	13,879,000	242,518
JPMorgan Chase & Co.	4,725,000	217,256
Moody’s Corp.	4,840,100	203,768
Goldman Sachs Group, Inc.	1,440,000	179,093
AXA SA	10,251,207	169,943
Morgan Stanley	7,500,000	147,300
Allianz SE	1,193,000	142,356
HSBC Holdings PLC (United Kingdom)	15,569,796	138,167
Bank of China Ltd., Class H	302,735,000	122,021
Sumitomo Mitsui Financial Group, Inc.	2,990,000	98,366
Weyerhaeuser Co.	3,500,000	76,720
ING Groep NV, depository receipts1	8,060,000	67,153
DNB ASA	5,094,318	65,482
Bank of America Corp.	5,700,000	54,549
QBE Insurance Group Ltd.	2,480,000	36,401
		4,138,264

INDUSTRIALS — 9.14%
Schneider Electric SA	6,626,348	432,952
United Technologies Corp.	3,970,000	329,272
General Electric Co.	14,300,000	287,001
Delta Air Lines, Inc.1	27,400,000	271,534
United Continental Holdings, Inc.1	12,380,000	266,170
Komatsu Ltd.	6,954,700	198,214
Union Pacific Corp.	1,815,000	195,076
Intertek Group PLC	4,259,428	171,073
Ryanair Holdings PLC (ADR)1	4,422,499	160,448
KONE Oyj, Class B	2,676,500	149,104
European Aeronautic Defence and Space Co. EADS NV	3,500,000	143,329
Michael Page International PLC4	16,800,000	128,984
Deere & Co.	1,300,000	105,170
Canadian Pacific Railway Ltd.	1,300,000	98,675
Honeywell International Inc.	1,500,000	91,575
Siemens AG	897,100	90,441
Lockheed Martin Corp.	1,000,000	89,860
Geberit AG	423,000	88,517
Precision Castparts Corp.	500,000	86,450
W.W. Grainger, Inc.	400,500	86,031
Aggreko PLC	2,054,716	73,947
FANUC CORP.	385,200	68,319
Parker Hannifin Corp.	700,000	59,185
Makita Corp.	1,337,800	53,661
Wolseley PLC	1,200,000	45,758
Marubeni Corp.	6,000,000	43,277
Kubota Corp.	4,216,000	40,494
Vestas Wind Systems A/S1	3,895,515	39,517
Atlas Copco AB, Class B	1,800,000	38,798
Cummins Inc.	320,000	38,413
Vallourec SA	388,000	24,580
		3,995,825

MATERIALS — 8.18%
Newmont Mining Corp.	10,398,000	533,105
Barrick Gold Corp.	11,000,000	478,280
Linde AG	2,030,400	364,354
Dow Chemical Co.	6,805,000	235,725
Gold Fields Ltd.	17,000,000	232,695
Syngenta AG	520,000	179,785
FMC Corp.	1,590,000	168,317
Glencore International PLC	23,505,000	146,400
Holcim Ltd	2,082,111	135,855
Alcoa Inc.	13,300,000	133,266
BASF SE	1,522,000	133,141
Potash Corp. of Saskatchewan Inc.	2,445,000	111,712
First Quantum Minerals Ltd.	5,413,000	103,218
Ecolab Inc.	1,400,000	86,408
Akzo Nobel NV	1,325,000	78,232
Praxair, Inc.	650,000	74,516
Monsanto Co.	850,000	67,796
Impala Platinum Holdings Ltd.	3,320,400	65,404
Rio Tinto PLC	1,100,000	60,631
United States Steel Corp.	2,000,000	58,740
BHP Billiton Ltd.	1,600,000	57,361
L’Air Liquide SA, bonus shares2	244,403	32,583
L’Air Liquide SA, non-registered shares	70,597	9,412
Nitto Denko Corp.	719,200	28,978
		3,575,914

ENERGY — 5.93%
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	9,680,000	257,101
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	983,150	25,129
Transocean Ltd.	4,620,000	252,714
Royal Dutch Shell PLC, Class A (ADR)	1,850,000	129,741
Royal Dutch Shell PLC, Class B	2,585,998	90,978
Royal Dutch Shell PLC, Class B (ADR)	200,000	14,126
Oil Search Ltd.	31,865,000	230,061
TOTAL SA	4,410,000	224,913
INPEX CORP.	28,903	195,201
Canadian Natural Resources, Ltd.	5,400,000	178,980
Occidental Petroleum Corp.	1,700,000	161,891
FMC Technologies, Inc.1	2,715,000	136,890
ConocoPhillips	1,800,000	136,818
Cenovus Energy Inc.	3,255,000	117,153
Technip SA	950,000	111,916
Imperial Oil Ltd.	1,700,000	77,241
Noble Energy, Inc.	700,000	68,446
Schlumberger Ltd.	850,000	59,441
Baker Hughes Inc.	1,400,000	58,716
Tenaris SA (ADR)	1,123,500	42,951
Chevron Corp.	200,000	21,448
		2,591,855

TELECOMMUNICATION SERVICES — 2.40%
América Móvil, SAB de CV, Series L (ADR)	20,633,896	512,340
América Móvil, SAB de CV, Series L	71,820,000	89,426
Koninklijke KPN NV	22,539,350	247,941
SOFTBANK CORP.	6,707,500	198,299
		1,048,006

UTILITIES — 1.08%
GDF SUEZ	6,613,289	170,846
International Power PLC	16,340,000	105,850
National Grid PLC	9,790,000	98,731
CLP Holdings Ltd.	11,260,000	97,150
		472,577

MISCELLANEOUS — 3.39%
Other common stocks in initial period of acquisition		1,479,335

Total common stocks (cost: $27,529,801,000)		40,953,643

Convertible securities — 0.01%

MISCELLANEOUS — 0.01%
Other convertible securities in initial period of acquisition		2,826

Total convertible securities (cost: $2,707,000)		2,826

	Principal amount
Bonds & notes — 0.11%	(000)

BONDS & NOTES OF U.S. GOVERNMENT AGENCIES — 0.11%
Freddie Mac 1.25% 2012	$50,000	50,046

Total bonds & notes (cost: $50,046,000)		50,046

Short-term securities — 6.08%

Freddie Mac 0.07%–0.17% due 5/16/2012–1/9/2013	474,320	474,083
Fannie Mae 0.07%–0.23% due 4/17–11/19/2012	448,425	448,180
Federal Home Loan Bank 0.06%–0.21% due 4/13–11/21/2012	358,850	358,769
U.S. Treasury Bills 0.046%–0.185% due 4/19–9/13/2012	347,850	347,733
Toronto-Dominion Holdings USA Inc. 0.13%–0.17% due 4/18–5/14/20125	150,000	149,983
Straight-A Funding LLC 0.15%–0.18% due 4/24–6/4/20125	120,000	119,978
JPMorgan Chase & Co. 0.18% due 5/17/2012	33,000	32,992
Jupiter Securitization Co., LLC 0.15%–0.17% due 4/26–5/30/20125	56,587	56,575
BHP Billiton Finance (USA) Limited 0.13%–0.15% due 4/17–4/27/20125	85,800	85,787
Québec (Province of) 0.11%–0.12% due 5/14–6/1/20125	80,500	80,467
Nordea North America, Inc. 0.14%–0.145% due 4/17–4/25/2012	56,800	56,795
Thunder Bay Funding, LLC 0.19% due 6/12/20125	50,000	49,976
Old Line Funding, LLC 0.24% due 7/24/20125	6,000	5,996
Nestlé Finance International Ltd. 0.16% due 6/11/2012	50,000	49,991
Coca-Cola Co. 0.15% due 6/8/20125	50,000	49,989
Commonwealth Bank of Australia 0.19% due 6/5/20125	50,000	49,987
Novartis Securities Investment Ltd. 0.11% due 4/13/20125	40,000	39,998
International Bank for Reconstruction and Development 0.08% due 6/4/2012	39,200	39,196
Federal Farm Credit Banks 0.12%–0.14% due 5/15–9/28/2012	36,900	36,872
Bank of Nova Scotia 0.125% due 5/2/2012	36,600	36,596
Province of Ontario 0.14% due 5/15/2012	25,000	24,990
Siemens Capital Co. LLC 0.15% due 4/13/20125	23,386	23,385
National Australia Funding (Delaware) Inc. 0.29% due 4/2/20125	23,100	23,100
Emerson Electric Co. 0.13% due 5/21/20125	15,000	14,997

Total short-term securities (cost: $2,656,395,000)		2,656,415

		Value
		(000)

Total investment securities (cost: $30,238,949,000)		$43,662,930
Other assets less liabilities		35,923

Net assets		$43,698,853

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $52,736,000, which represented .12% of the net assets of the fund.
3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 2/18/2011 at a cost of $25,000,000) may be subject to legal or contractual restrictions on resale.
4Represents an affiliated company as defined under the Investment Company Act of 1940.
5Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $750,218,000, which represented 1.72% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-907-0512O-S29457

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: May 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: May 31, 2012

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 31, 2012